Segment Reporting - Condensed Consolidated Income Statement (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment reporting income statement

	Q2 2025				Q2 2024
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	311.2	8.9	-4.9	315.2	434.3	9.0	-5.6	437.7
Port expenses, bunkers and commissions	-103.0	—	—	-103.0	-108.4	—	—	-108.4
Other cost of goods and services sold	—	-5.2	3.3	-1.9	—	-6.0	4.0	-2.0
Operating expenses	-64.7	—	0.4	-64.3	-62.9	—	0.2	-62.7
Profit from sale of vessels	4.9	—	0.5	5.4	10.5	—	—	10.5
Administrative expenses	-22.3	-2.2	—	-24.5	-21.8	-2.0	—	-23.8
Other operating income and expenses	-0.1	—	—	-0.1	-0.2	—	—	-0.2
Depreciation and amortization	-51.9	-0.3	—	-52.2	-46.7	-0.1	—	-46.8
Operating profit (EBIT)	74.1	1.2	-0.7	74.6	204.8	0.9	-1.4	204.3

Financial income	3.6	—	—	3.6	7.6	0.1	—	7.7
Financial expenses	-17.8	—	—	-17.8	-18.8	-0.1	—	-18.9
Profit before tax	59.9	1.2	-0.7	60.4	193.6	0.9	-1.4	193.1

Tax	-1.6	-0.1	—	-1.7	1.1	—	—	1.1
Net profit for the period	58.3	1.1	-0.7	58.7	194.7	0.9	-1.4	194.2

	Q1-Q2 2025				Q1-Q2 2024				FY 2024
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	624.5	28.5	-8.7	644.3	874.6	14.6	-7.5	881.7	1,544.0	29.6	-14.4	1,559.2
Port expenses, bunkers and commissions	-202.3	—	—	-202.3	-218.0	—	—	-218.0	-409.2	—	—	-409.2
Other cost of goods and services sold	—	-18.7	5.7	-13.0	—	-9.7	5.0	-4.7	—	-18.5	9.2	-9.3
Operating expenses	-131.2	—	0.5	-130.7	-119.6	—	0.3	-119.3	-245.6	—	0.5	-245.1
Profit from sale of vessels	14.0	—	0.9	14.9	27.6	—	—	27.6	51.3	—	—	51.3
Administrative expenses	-46.4	-4.1	—	-50.5	-46.1	-3.9	—	-50.0	-87.9	-7.7	—	-95.6
Other operating income and expenses	-0.3	—	—	-0.3	-0.5	0.1	—	-0.4	-0.6	0.1	—	-0.5
Depreciation and amortization	-104.9	-0.5	—	-105.4	-89.7	-0.2	—	-89.9	-191.2	-0.8	—	-192.0
Operating profit (EBIT)	153.4	5.2	-1.6	157.0	428.3	0.9	-2.2	427.0	660.8	2.7	-4.7	658.8

Financial income	7.4	0.1	—	7.5	13.9	0.2	—	14.1	24.7	0.1	—	24.8
Financial expenses	-35.6	-0.1	—	-35.7	-37.0	-0.2	—	-37.2	-73.9	-0.2	—	-74.1
Profit before tax	125.2	5.2	-1.6	128.8	405.2	0.9	-2.2	403.9	611.6	2.6	-4.7	609.5

Tax	-6.5	-0.7	—	-7.2	—	-0.5	—	-0.5	2.5	-0.5	—	2.0
Net profit for the period	118.7	4.5	-1.6	121.6	405.2	0.4	-2.2	403.4	614.1	2.1	-4.7	611.5